Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2013	2012	2011
U.S. Federal	$62,616	$50,919	$50,197
State	9,234	6,245	6,338
Foreign	5,810	5,478	315

	$77,660	$62,642	$56,850

Current	$69,071	$55,918	$48,540
Deferred	8,589	6,724	8,310

	$77,660	$62,642	$56,850

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2013	2012	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.3	2.5	3.1
Tax effects on foreign income	(1.3)	(0.8)	(0.1)

Effective income tax rate attributable to Watsco, Inc.	37.0	36.7	38.0
Taxes attributable to noncontrolling interest	(7.7)	(8.3)	(8.8)

Effective income tax rate	29.3%	28.4%	29.2%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2013	2012
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,883	$2,386
Self-insurance reserves	1,093	1,039
Allowance for doubtful accounts	882	1,084
Other current deferred tax assets	1,539	1,215

Total current deferred tax assets (1)	6,397	5,724

Long-term deferred tax assets:
Share-based compensation	17,455	13,911
Other long-term deferred tax assets	909	797
Net operating loss carryforwards	283	609

	18,647	15,317
Valuation allowance	(75)	(391)

Total long-term deferred tax assets (2)	18,572	14,926

Current deferred tax liabilities:
Other current deferred tax liabilities	(1,304)	(36)

Total current deferred tax liabilities (1)	(1,304)	(36)

Long-term deferred tax liabilities:
Deductible goodwill	(76,519)	(66,636)
Depreciation	(2,873)	(3,100)
Other long-term deferred tax liabilities	(2,556)	(1,322)

Total long-term deferred tax liabilities (2)	(81,948)	(71,058)

Net deferred tax liabilities	$(58,283)	$(50,444)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2010	$1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Balance at December 31, 2011	2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Balance at December 31, 2012	2,474
Additions based on tax positions related to the current year	673
Reductions due to lapse of applicable statute of limitations	(12)

Balance at December 31, 2013	$3,135